Consolidated Statement of Cash Flows (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Statement [Line Items]
Purchase of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets	[1]	$ 82.2	$ 102.6	[2]	$ 64.1	[2]
Unpaid purchases of property, plant and equipment		14.4	14.0		22.6
Finance Lease Obligations
Statement [Line Items]
Purchase of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets		$ 9.3	$ 5.0		$ 3.4

[1]	Additional equipment of $9.3 was acquired through finance leases in 2018 (2017 —$5.0; 2016 — $3.4). See notes 4, 8 and 12. Purchases of property, plant and equipment that were unpaid at December 31, 2018 were $14.4 (December 31, 2017 — $14.0; December 31, 2016 — $22.6).
[2]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)